Related Party Transactions (Details) (USD $)	12 Months Ended	54 Months Ended	63 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended
	Jul. 31, 2011	Jul. 31, 2012	Apr. 30, 2013	Feb. 28, 2011 Stockholder	Jul. 31, 2011 Stockholder	Feb. 11, 2011 Stockholder	Mar. 31, 2011 Stockholder loan
Related Party Transactions
Promissory note arrangement amount						$ 120,000
Promissory note interest rate (as a percent)				10.00%
Total interest expense recorded					1,400
Payment of loan	$ 153,867	$ 153,867	$ 153,867				$ 33,867